Income Taxes (Components of Income Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current:
Domestic	$ 6,242	$ 4,564	$ 10,650
Foreign	(5,310)	8,304	7,989
Current Income Tax Expense Benefit	932	12,868	18,639
Deferred:
Domestic	(9,851)	(18,607)	(5,177)
Foreign	(527)	(4,581)	(48,710)
Deferred Income Tax Expense Benefit	(10,378)	(23,188)	(53,887)
Total income taxes	$ (9,446)	$ (10,320)	$ (35,248)